INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORIES	INVENTORIES
Inventories consist of the following:

	December 31, 2021	December 31, 2020
	$	$
Raw materials	97,094,671	26,136,700
Work in process	14,122,704	6,970,369
Finished goods	4,761,604	4,966,234
	115,978,979	38,073,303

The cost of inventories recognized as expense during the year totals $55,597,004 ($19,523,781 in 2020) and was recognized in the cost of sales in the consolidated statements of loss.